Financial performance, Other Expenses (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial performance [Abstract]
General and administrative expenses	$ 4,133	$ 1,805	$ 1,874
Consulting and professional costs	5,504	967	1,224
Depreciation and amortisation	240	236	152
Total other expenses	$ 9,877	$ 3,008	$ 3,250